Unaudited Interim Condensed Consolidated Statement of Financial Position - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
NON-CURRENT ASSETS
Non-current financial asset	$ 600,000	$ 600,000
Intangible assets	1,398,188	1,017,983	7,294,083
Property and equipment	197,494	214,513	190,489
Right-of-use assets	890,343	743,807	589,721
Deposits	61,913	24,608	26,072
Total non-current assets	3,147,938	2,600,911	8,100,365
CURRENT ASSETS
Accounts receivable	16,046,862	13,537,896	17,236,384
Contract assets	17,587,723	11,825,444	16,024,969
Prepayments, deposits and other receivables	10,192,647	10,148,983	4,855,371
Tax recoverable	89,841	63,052	388
Pledged bank deposits	184,449	185,336	188,745
Cash and cash equivalents	30,172,966	42,521,520	68,641,016
Total current assets	74,274,488	78,282,231	106,946,873
CURRENT LIABILITIES
Accounts and other payable	32,065,276	30,209,247	33,221,616
Warrant liabilities	1,235,299	1,392,997	1,839,808
Lease liabilities	627,665	441,878	574,630
Tax payable	1,923	32,069
Provisions	31,222	71,274	71,872
Total current liabilities	33,961,385	32,147,465	35,707,926
NET CURRENT ASSETS	40,313,103	46,134,766	71,238,947
TOTAL ASSETS LESS CURRENT LIABILITIES	43,461,041	48,735,677	79,339,312
NON-CURRENT LIABILITIES
Lease liabilities	274,956	293,672	31,431
Deferred tax liabilities	34,493	29,857	29,272
Provisions	220,500	185,274	194,260
Total non-current liabilities	529,949	508,803	254,963
Net assets	42,931,092	48,226,874	79,084,349
EQUITY
Issued capital	4,518	4,363	4,200
Reserves	42,926,574	48,222,511	79,080,149
Total equity	$ 42,931,092	$ 48,226,874	$ 79,084,349